Commitments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supply Commitment [Line Items]
Lease expenses	$ 39.3	$ 36.3	$ 34.2
Contingent consideration	379.2	341.0
Generic Biologic Compounds Collaboration
Supply Commitment [Line Items]
Other commitment	$ 50